Document and Entity Information	Mar. 27, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 27, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2024
Document Effective Date	Mar. 27, 2024
Prospectus Date	Feb. 28, 2024